Benefit Plans (Schedule Of Asset Allocation Guidelines) (FY) (Details)	Dec. 31, 2023
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	13.50%
Equity Securities [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	13.50%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	86.50%
Debt Securities [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	86.50%